Other Assets and Deferred Charges (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 4.10% Senior Notes and Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Senior Notes [Member] 4.10% Senior Notes [Member]	Dec. 20, 2012 Senior Notes [Member] 4.10% Senior Notes [Member]	Apr. 16, 2012 Senior Notes [Member] 7.125% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 7.125% Senior Notes [Member]
Other Assets And Deferred Charges [Line Items]
Financing costs paid	$ 6,485,000	$ 3,233,000	$ 3,992,000		$ 2,400,000
Line of credit facility financing costs carried over					1,800,000
Additional financing costs incurred							5,100,000
Senior notes, interest rate						4.10%	4.10%	7.125%	7.125%
Amortization expense	1,100,000			700,000
Recognized expense of deferred financing costs	4,600,000
Accumulated amortization on deferred financing costs	$ 700,000	$ 3,000,000